TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current	¥ (157,526)		¥ (115,577)	¥ (111,082)
Deferred	43,152	$ 6,078	(17,887)	(325)
Income tax benefits (expenses)	¥ (114,374)	$ (16,109)	¥ (133,464)	¥ (111,407)